Document and Entity Information	3 Months Ended
Mar. 31, 2015
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	This is an amendment to Form S-1 in response to SEC comments and to include the first quarter financials.
Document Period End Date	Mar. 31, 2015
Entity Registrant Name	KURA ONCOLOGY, INC.
Entity Central Index Key	0001422143
Entity Filer Category	Smaller Reporting Company